Debt - Principal Payments on Outstanding Debt (Detail) $ in Thousands	Jan. 02, 2016 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	$ 62,639
2017	546,585
2018	668,449
2019	3,374,499
2020	34,795
Thereafter	70,931
Total debt	$ 4,757,898